Note 6 - Income Taxes - Income Tax Expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Federal	$ (2)	$ (2)
State	124	127
Total current income taxes	122	125
Federal
State
Total deferred income taxes
Total provision for income taxes	$ 122	$ 125